Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 285	$ 227	$ 791	$ 627
Less: income tax effect	42	49	136	91
Net share-based compensation cost	243	178	655	536
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	8	7	22	20
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	204	154	575	437
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 73	$ 66	$ 194	$ 170